Property, plant and equipment -price assumptions used for impairment calculations (Details)	6 Months Ended
	Jun. 30, 2018 $ / bbl $ / MMBTU	Jun. 30, 2017 $ / bbl $ / MMBTU
Brent Blend [Member] | 2018 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	74	63
Brent Blend [Member] | 2020 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	75	70
Brent Blend [Member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	77	80
Brent Blend [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	80	84
NBP Natural Gas Price [Member] | 2018 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	7.9	6.9
NBP Natural Gas Price [Member] | 2020 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	6.8	6.8
NBP Natural Gas Price [Member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	8	8.4
NBP Natural Gas Price [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	8	8.4
Henry Hub Natural Gas Price [Member] | 2018 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	2.9	3
Henry Hub Natural Gas Price [Member] | 2020 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	3	3.7
Henry Hub Natural Gas Price [Member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	4	4.2
Henry Hub Natural Gas Price [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	4	4.2